UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

			   FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment 		[ ];Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		EWT, LLC
Address:	9242 Beverly Blvd.
		Suite 300
		Beverly Hills, CA 90210

13F File Number:	28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Madison Tyler Holdings, LLC, the sole member of EWT, LLC
By:		Michael Gould
Title:		Co-Chief Executive Officer of Madison Tyler Holdings, LLC
Phone:	 	(310) 595-2339
Signature, Place, and Date of Signing:


 /s/ Michael Gould     Beverly Hills, California	February 11, 2008
-------------------   ---------------------------     --------------------
    [Signature]		   [City, State]		      [Date]

Report Type (Check only one.):

			[X]	13F HOLDINGS REPORT.
			[ ]	13F NOTICE.
			[ ] 	13F COMBINATION REPORT.

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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       1
Form 13F Information Table Entry Total:	      40
Form 13F Information Table Value Total:	$122,470 (Thousands)

List of Other Included Managers:

	Form 13F File Number	Name

01	28-_________		Madison Tyler Holdings, LLC
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					FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES  SH/ PUT/ INVSTMT  OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------    ---------------- --------- ------- ------   --- ---- ------ --------- ----- ------ -----
APPLE INC                       COM              037833100   2,751  13,887  SH       DEFINED    01    13887
BAIDU COM INC                   SPON ADR REP A   056752108   1,386   3,550  SH       DEFINED    01     3550
BANK OF AMERICA CORPORATION     COM              060505104     319   7,736  SH       DEFINED    01     7736
BIOTECH HOLDRS TR               DEPOSTRY RCPTS   09067D201   8,189  50,623  SH       DEFINED    01    50623
CHEVRON CORP NEW                COM              166764100     479   5,128  SH       DEFINED    01     5128
COMCAST CORP NEW                CL A             20030N101     261  14,318  SH       DEFINED    01    14318
CONOCOPHILLIPS                  COM              20825C104     236   2,670  SH       DEFINED    01     2670
DIAMONDS TR                     UNIT SER 1       252787106   2,198  16,581  SH       DEFINED    01    16581
GOOGLE INC                      CL A             38259P508   4,475   6,472  SH       DEFINED    01     6472
INTERNET HOLDRS TR              DEPOSIT RCPT     46059W102   1,500  25,332  SH       DEFINED    01    25332
ISHARES TR                      S&P 500 INDEX    464287200   1,832  12,482  SH       DEFINED    01    12482
ISHARES TR                      20+ YR TRS BD    464287432   1,522  16,361  SH       DEFINED    01    16361
ISHARES TR                      RUSSELL 2000     464287655   6,883  90,665  SH       DEFINED    01    90665
ISHARES TR                      DJ US REAL EST   464287739   2,872  43,708  SH       DEFINED    01    43708
ISHARES TR                      DJ BROKER-DEAL   464288794   1,116  21,810  SH       DEFINED    01    21810
MONSANTO CO NEW                 COM              61166W101     268   2,400  SH       DEFINED    01     2400
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106  12,301  65,077  SH       DEFINED    01    65077
PROSHARES TR                    ULTRA QQQ PSHS   74347R206   2,335  23,532  SH       DEFINED    01    23532
PROSHARES TR                    ULTSHT RUS2000   74347R834   1,965  27,933  SH       DEFINED    01    27933
PROSHARES TR                    ULTRASHT DOW30   74347R867     805  16,045  SH       DEFINED    01    16045
PROSHARES TR                    ULTRASHORT QQQ   74347R875   1,869  49,220  SH       DEFINED    01    49220
PROSHARES TR                    ULTRASHT SP500   74347R883   1,264  23,336  SH       DEFINED    01    23336
RESEARCH IN MOTION LTD          COM              760975102     675   5,950  SH       DEFINED    01     5950
SPDR SERIES TRUST               S&P METALS MNG   78464A755     417   6,034  SH       DEFINED    01     6034
SPDR SERIES TRUST               S&P HOMEBUILD    78464A888     866  44,756  SH       DEFINED    01    44756
SELECT SECTOR SPDR TR           SBI HEALTHCARE   81369Y209     687  19,469  SH       DEFINED    01    19469
SELECT SECTOR SPDR TR           SBI CONS STPLS   81369Y308     947  32,885  SH       DEFINED    01    32885
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605     581  20,071  SH       DEFINED    01    20071
SELECT SECTOR SPDR TR           SBI INT-UTILS    81369Y886   1,080  25,506  SH       DEFINED    01    25506
SEMICONDUCTOR HLDRS TR          DEP RCPT         816636203     323   9,955  SH       DEFINED    01     9955
STATE STR CORP                  COM              857477103     226   2,789  SH       DEFINED    01     2789
STREETTRACKS GOLD TR            GOLD SHS         863307104  10,241 124,191  SH       DEFINED    01   124191
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209     208   4,485  SH       DEFINED    01     4485
US BANCORP DEL                  COM NEW          902973304     516  16,248  SH       DEFINED    01    16248
UNITED STATES NATL GAS FUND     UNIT             912318102  14,246 393,095  SH       DEFINED    01   393095
UNITED STATES OIL FUND LP       UNITS            91232N108  22,115 291,948  SH       DEFINED    01   291948
UNITED STS 12 MONTH OIL FD L    UNIT BEN INT     91288V103   8,495 157,671  SH       DEFINED    01   157671
UTILITIES HOLDRS TR             DEPOSITRY RCPT   918019100   3,159  23,179  SH       DEFINED    01    23179
WACHOVIA CORP NEW               COM              929903102     447  11,755  SH       DEFINED    01    11755
WELLS FARGO & CO NEW            COM              949746101     416  13,779  SH       DEFINED    01    13779
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